Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities

	December 31,
(In millions)	2016	2015

Payroll and other employee liabilities	$123.2	120.3
Taxes, except income taxes	80.8	89.4
Cash held by Cash Management Services operations(a)	9.8	24.2
Workers’ compensation and other claims	19.2	24.2
Retirement benefits (see Note 3)	9.1	8.3
Income taxes payable	23.2	16.8
Other	120.4	118.0
Accrued liabilities	$385.7	401.2

(a)
Title to cash received and processed in certain of our secure Cash Management Services operations transfers to us for a short period of time.  The cash is generally credited to customers’ accounts the following day and we record a liability while the cash is in our possession.